Risk and sensitivity analysis - US, equity price sensitivity (Details) - Jackson (US insurance operations) - Equity price risk - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
20% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, decrease in assumption	£ 1,107	£ 1,061
Change in related deferred tax, decrease in assumption	(233)	(371)
Net effect on profit and shareholders' equity, decrease in assumption	£ 874	£ 690
Reasonably possible increase in assumption (as a percent)	20.00%	20.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, increase in assumption	£ 619	£ 370
Change in related deferred tax, increase in assumption	(130)	(129)
Net effect on profit and shareholders' equity, increase in assumption	£ 489	£ 241
10% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, decrease in assumption	£ 336	£ 488
Change in related deferred tax, decrease in assumption	(71)	(171)
Net effect on profit and shareholders' equity, decrease in assumption	£ 265	£ 317
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, increase in assumption	£ 262	£ 59
Change in related deferred tax, increase in assumption	(55)	(21)
Net effect on profit and shareholders' equity, increase in assumption	£ 207	£ 38